As filed with the Securities and Exchange Commission on December 19, 2011

1933 Act Registration No. 333-174926
1940 Act Registration No. 811-22549

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 26	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 28	☒

(Check appropriate box or boxes.)

Northern Lights Fund Trust II

(Exact Name of Registrant as Specified in Charter)

4020 South 147th Street , Suite 2

Omaha, NE 68137

 (Address of Principal Executive Offices)(Zip Code)

(402) 895-1600

 (Registrant's Telephone Number, Including Area Code)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With a copy to:

David J. Baum, Esq. Alston & Bird, LLP 950 F Street NW Washington, D.C. 20004 (202) 239-3346	Emile R. Molineaux, General Counsel Gemini Fund Services, LLC 450 Wireless Blvd. Hauppauge, New York 11788 (631) 470-2616

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment

It is proposed that this filing will become effective (check appropriate box):

immediately upon filing pursuant to paragraph (b)
(x)	on December 20, 2011, pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a) (1)
on (date), pursuant to paragraph (a) (1)
75 days after filing pursuant to paragraph (a) (2)
on (date) pursuant to paragraph (a) (2)

If appropriate, check the following box:

(x)	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 10 to its Registration Statement until December 20, 2011.  Post-Effective Amendment No. 10 to the Trust’s Registration Statement relates to the Managed Futures Solutions Fund  Parts A, B and C of Registrant’s Post-Effective Amendment No. 10 under the Securities Act of 1933 and Amendment No. 12 under the Investment Company Act of 1940, filed on October 3, 2011, are incorporated by reference herein.

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 26 to its Registration Statement to be signed on its behalf by the undersigned, thereunto authorized, in the City of Hauppauge, State of New York, on the 19th day of December, 2011.

NORTHERN LIGHTS FUND TRUST II

By: __________________________

      Andrew Rogers*

      President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
Brian Nielsen*	_________________________ Trustee & Chairman	December 19, 2011
Thomas Sarkany*	_________________________ Trustee	December 19, 2011
Anthony Lewis*	_________________________ Trustee	December 19, 2011
Keith Rhoades*	_________________________ Trustee	December 19, 2011
Randy Skalla*	_________________________ Trustee	December 19, 2011
Andrew Rogers*	_________________________ President and Principal Executive Officer	December 19, 2011
Kevin Wolf*	_________________________ Treasurer and Principal Accounting Officer	December 19, 2011

*By:	/s/ James Ash

James Ash

Attorney-in-Fact – pursuant to powers of attorney incorporated by reference to Post-Effective Amendment No. 2 (filed August 3, 2011) and Post-Effective Amendment No. 14 (filed November 2, 2011) each to Registrant’s Registration Statement on Form N-1A.